Scudder Horizon Plan

                                   Offered by

                     Charter National Life Insurance Company
                                   through the
                    Charter National Variable Annuity Account

                       Supplement Dated December 21, 1999
                                     to the
                          Prospectus Dated May 1, 1999


The Customer Service address and telephone number should be deleted and replaced with the new Customer Service center information on the following pages of your Prospectus and on the first page of the Statement of Additional Information:

o    On the page immediately preceding page i under "To learn more..."

o    Page 3, under the heading "Summary - How can I purchase the Contract?"

o Page 10, under the heading "Charter and the Variable Account - Charter National Life Insurance Company"

o    Page 36, under the heading "Notices and Inquiries"

Effective immediately, the new Customer Service address and telephone are as follows:

                  Mailing address:          P.O. Box 80469
                                            Lincoln, NE 68501-0469

                  Overnight address:        206 S. 13th  Street, Suite 100
                                            Lincoln, NE 68508

                  Fax number:               (402) 328-6106

                  Telephone:                (800) 242-4402


                                      * * *

                This Supplement must be read in conjunction with
                               the Prospectus for
         the Charter National Variable Annuity Account dated May 1, 1999